(Maintenance rights and lease premium, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 1,088,246	$ 1,464,599
Lease premium, net	24,944	37,259
Maintenance rights and lease premium, net	$ 1,113,190	$ 1,501,858